Acquisitions	12 Months Ended
Dec. 31, 2022
Business Combination and Asset Acquisition [Abstract]
Acquisitions
5. Acquisitions
The Business Combination
On October 12, 2020, the Company, Replay and FoA Equity entered into the Transaction Agreement pursuant to which Replay agreed to combine with FoA Equity in a series of transactions that resulted in the Company becoming a publicly-traded company on the NYSE and controlling FoA Equity in an “UP-C” structure. At the Closing on April 1, 2021, Replay domesticated into a Delaware corporation, and the Company was formed. Following the Closing, the public investors held Class A Common Stock representing approximately a 31.3% economic interest, and BTO Urban, Blackstone Family Tactical Opportunities Investment Partnership – NQ – ESC, Family Holdings, TMO, L&TF, Management Holdings, and Joe Cayre (each of BTO Urban, ESC, Family Holdings, TMO, L&TF, Management Holdings and Continuing Unitholders retained a 68.7% economic interest in FoA Equity in the form of Class A LLC Units. Additionally, the Company issued to the Continuing Unitholders shares of Class B Common Stock, which have no economic rights but entitle each holder to a number of votes that is equal to the aggregate number of Class A LLC Units held by such holder on all matters on which shareholders of the Company are entitled to vote generally. Subsequent to the Closing, the Company controls FoA Equity as the sole appointer of the board of managers and is a holding company with no assets or operations other than its equity interest in FoA Equity.
The Business Combination was accounted for using the acquisition method with the Company as the accounting acquirer. Under the acquisition method of accounting, the Company’s assets and liabilities were recorded at carrying value, and the assets and liabilities associated with FoA Equity were recorded at estimated fair value as of the Closing Date. The excess of the purchase price over the estimated fair values of the net assets acquired was recognized as goodwill. For accounting purposes, the acquirer is the entity that has obtained control of another entity and, thus, consummated a business combination. The determination of whether control has been obtained begins with the evaluation of whether control should be evaluated based on the variable interest or voting interest model. If the acquiree is a VIE, the primary beneficiary would be the accounting acquirer. FoA Equity met the definition of a VIE, and the Company was determined to be the primary beneficiary.
As a result of the Business Combination, the Company’s financial statement presentation distinguishes FoA Equity as the “Predecessor” through the Closing Date. FoA is the “Successor” for periods after the Closing Date. Revenue and earnings from the date of acquisition to year end are shown as the "Successor" period in the Consolidated
Statements of Operations. As a result of the application of the acquisition method of accounting in the Successor period, the consolidated financial statements for the Successor period are presented on a full step-up basis, and are therefore not comparable to the consolidated financial statements of the Predecessor period that are not presented on the same full step-up basis.
The following table summarizes the fair value of consideration transferred, noncontrolling interest equity value, assets acquired, and liabilities assumed in conjunction with the Business Combination (in thousands):

Consideration transferred:
Total cash consideration	$342,270
Blocker rollover equity	221,811
Seller earnout contingent consideration (1)	160,272
Tax receivable agreement obligations to the seller	31,950
Total consideration transferred	756,303
Noncontrolling interest	1,658,545
Total equity value	$2,414,848
Assets acquired:
Cash and cash equivalents	$336,075
Restricted cash	305,292
Loans held for investment, subject to HMBS related obligations, at fair value	10,071,192
Loans held for investment, subject to nonrecourse debt, at fair value	5,291,443
Loans held for investment, at fair value	1,100,544
Loans held for sale, at fair value	2,140,361
MSR, at fair value	267,364
Fixed assets and leasehold improvements, net	26,079
Intangible assets, net (2)	717,700
Other assets, net	404,864
Total assets acquired	$20,660,914
Liabilities assumed:
HMBS related obligations, at fair value	$9,926,131
Nonrecourse debt, at fair value	5,227,942
Other financing lines of credit	3,340,345
Payables and other liabilities	669,048
Notes payable, net	353,924
Total liabilities assumed	19,517,390
Net identifiable assets acquired	1,143,524
Goodwill (3)	$1,271,324
(1) Represents the fair market value of earnout shares issued to Sellers, which will be settled with shares of Class A Common Stock and is accounted for as equity classified contingent consideration.
(2) Intangible assets were identified that met either the separability criterion or contractual legal criterion. The indefinite-lived trade names and definite-lived trade names intangible assets represent the values of all the Company’s trade names. The broker/customer relationships intangible asset represents the existing broker/customer relationships.
(3) Goodwill represents the excess of the gross consideration transferred over the fair value of the underlying net tangible and identifiable intangible assets acquired. Goodwill represents future economic benefits arising from acquiring FoA Equity, primarily due to its strong market position and its assembled workforce that are not individually identified and separately recognized as intangible assets. Approximately $85.2 million of the goodwill recognized was expected to be deductible for income tax purposes at the acquisition date.
There were certain payments and transactions expenses contingent on the Closing (i.e. the change-in-control event). The Company made one-time lump sum cash payments totaling $24.0 million to the holders of Phantom Units, and had $5.0 million of transaction expenses related to the Business Combination. Given these payments and expenses were triggered by the successful Closing of the Business Combination, the $29.0 million is considered to have been incurred "on the line", i.e., these payments and expenses are not presented in either the Predecessor or Successor periods.
The following unaudited pro forma financial information presents the results of operations as if the Business Combination had occurred on January 1, 2020. The unaudited pro forma results may not necessarily reflect the actual results of operations that would have been achieved nor are they necessarily indicative of future results of operations.

Identifiable intangible assets	Fair value (in thousands)	Useful life (in years)
Indefinite-lived trade names	$178,000	N/A
Definite-lived trade names	8,800	10
Broker/customer relationships	530,900	8-15
Total	$717,700

	For the year ended December 31,
	2021	2020
Pro forma revenues	$1,736,999	$1,777,444
Pro forma net (loss) income	$(1,173,481)	$295,136
Pro forma net (loss) income attributable to controlling interest	$(344,687)	$70,411
Pro forma net (loss) income attributable to noncontrolling interest	$(828,795)	$224,725
Renovate America Inc.
On March 26, 2021, in order to expand its product base to home improvement loans, the Company acquired certain assets and operations of Renovate America, Inc. (“RAI”) (the “RAI Transaction”).
The RAI Transaction met the requirements to be considered a business combination under ASC 805. The assets purchased and liabilities assumed from the RAI Transaction have been recorded at fair market value and included in the Company’s consolidated financial statements from the date of the RAI Transaction. The Company has allocated the purchase price to the tangible and identifiable intangible assets based on their estimated fair market values at the date of the RAI Transaction as required under ASC 805. The excess of the purchase price over the fair value of the net identifiable tangible and intangible assets was recorded as goodwill. The goodwill generated by the RAI Transaction is expected to be deductible for U.S. federal income tax purposes.
As a result of the RAI Transaction, for accounting purposes, FAM was deemed to be the accounting acquirer and RAI was deemed to be the accounting acquiree.
The RAI Transaction was accounted for using the acquisition method of accounting and the fair value of the total purchase consideration transferred was $43.5 million, including cash and the relief of obligations owed to FAM by the DIP of RAI. There was no contingent consideration as part of the RAI Transaction.
Goodwill is comprised of expected future benefits for the Company and the assembled workforce acquired in the RAI Transaction, which do not qualify as separately recognized intangible assets. Goodwill associated with the RAI Transaction was assigned to the Company’s previously reported Mortgage Originations reportable segment.
The following table sets forth the fair values of the assets acquired in connection with the RAI Transaction (in thousands):

Acquisition date fair value
Loans held for sale, at fair value	$35,226
Intangible assets - Technology	1,890
Goodwill	5,627
Other assets, net	753
Net assets acquired	$43,496
The acquired loans held for sale had a UPB of $36.6 million as of the acquisition date and have been subsequently sold as of December 31, 2021.